Other reserves	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Other reserves	Note 32: Other reserves

	2025 £m	2024 £m	2023 £m
Merger reserve
At 1 January	7,102	7,149	7,149
Redemption of preference shares (note 29)[1]	–	(47)	–
At 31 December	7,102	7,102	7,149
Capital redemption reserve
At 1 January	5,751	5,370	4,932
Redemption of preference shares (note 29)[1]	–	12	–
Shares cancelled under share buyback programme (see below)	220	369	438
At 31 December	5,971	5,751	5,370
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	(113)	(67)	50
Movements recognised in other comprehensive income	24	(46)	(117)
At 31 December	(89)	(113)	(67)
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	93	–	57
Movements recognised in other comprehensive income	34	93	(57)
Realised gains and losses transferred to retained profits	(107)	–	–
At 31 December	20	93	–
Cash flow hedge reserve
At 1 January	(3,755)	(3,766)	(5,476)
Movements recognised in other comprehensive income	1,692	11	1,710
At 31 December	(2,063)	(3,755)	(3,766)
Foreign currency translation reserve
At 1 January	(251)	(178)	(125)
Movements recognised in other comprehensive income	54	(73)	(53)
At 31 December	(197)	(251)	(178)
Total other reserves at 31 December	10,744	8,827	8,508
1During the year ended 31 December 2024, the Group redeemed all of its outstanding 6.475% Non-cumulative Preference Shares at their combined sterling value of £47 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £35 million was transferred from the distributable merger reserve to the share premium account.
The merger reserve primarily comprises the premium on shares issued in January 2009 as part of the recapitalisation of the Group and the acquisition of HBOS plc.
The capital redemption reserve represents transfers from distributable reserves in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.
The revaluation reserve in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after-tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedge reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations.
In 2025, 2024 and 2023 the Group commenced and completed share buyback programmes to repurchase outstanding ordinary shares. In
2025 the Group bought back and cancelled 2,204 million shares under the programme (2024: 3,686 million shares; 2023: 4,386 million shares), for a total consideration, including expenses, of £1,710 million (2024: £2,011 million; 2023: £1,993 million). Upon cancellation,
£220 million (2024: £369 million; 2023: £438 million), being the nominal value of the shares repurchased, was transferred to the capital redemption reserve.